Offsets	Mar. 30, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-4
File Number	333-291359
Initial Filing Date	Nov. 07, 2025
Fee Offset Claimed	$ 3,171.43
Explanation for Claimed Amount	This amount partially reflects the $6,512.41 fees previously paid in connection with the initial filing of this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	BEACON TOPCO, INC.
Form or Filing Type	S-4
File Number	333-291359
Filing Date	Nov. 07, 2025
Fee Paid with Fee Offset Source	$ 3,171.43